Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities
Securities

	Amortized Cost	Gross Unrealized		Fair Value
December 31, 2016		Gains	Losses
	(Dollars in millions)
AFS securities:
U.S. Treasury	$2,669	$2	$84	$2,587
GSE	190	—	10	180
Agency MBS	21,819	13	568	21,264
States and political subdivisions	2,198	56	49	2,205
Non-agency MBS	446	233	—	679
Other	11	—	—	11
Total AFS securities	$27,333	$304	$711	$26,926

HTM securities:
U.S. Treasury	$1,098	$20	$—	$1,118
GSE	2,197	14	30	2,181
Agency MBS	13,225	40	180	13,085
States and political subdivisions	110	—	—	110
Other	50	2	—	52
Total HTM securities	$16,680	$76	$210	$16,546

	Amortized Cost	Gross Unrealized		Fair Value
December 31, 2015		Gains	Losses
	(Dollars in millions)
AFS securities:
U.S. Treasury	$1,836	$2	$6	$1,832
GSE	51	—	—	51
Agency MBS	20,463	22	439	20,046
States and political subdivisions	2,312	103	40	2,375
Non-agency MBS	683	306	—	989
Other	4	—	—	4
Total AFS securities	$25,349	$433	$485	$25,297

HTM securities:
U.S. Treasury	$1,097	$22	$—	$1,119
GSE	5,045	16	98	4,963
Agency MBS	12,267	70	22	12,315
States and political subdivisions	63	—	—	63
Other	58	2	1	59
Total HTM securities	$18,530	$110	$121	$18,519

During the third quarter of 2016, Branch Bank entered into an early termination agreement with the FDIC that terminated the loss share agreements. As a result of the settlement, no future loss sharing or gain sharing will occur related to the Colonial acquisition. The accounting for the affected securities has not changed; however, these securities have been classified into their respective categories and prior periods have been revised to conform to the current presentation.

During 2015, BB&T transferred $517 million of HTM securities to AFS. These securities, which were sold in 2015, represented securities collateralized by student loans for which there was a significant increase in risk weighting as a result of the implementation of Basel III.

Certain investments in marketable debt securities and MBS issued by FNMA and FHLMC exceeded 10% of shareholders’ equity at December 31, 2016. The FNMA investments had total amortized cost and fair value of $13.9 billion and $13.6 billion, respectively. The FHLMC investments had total amortized cost and fair value of $7.8 billion and $7.6 billion, respectively.

The following table reflects changes in credit losses on securities with OTTI where a portion of the unrealized loss was recognized in OCI. Assets acquired from the FDIC were excluded from this table prior to the termination of the loss share agreements.

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Balance at beginning of period	$42	$64	$78
Credit losses on securities without previous OTTI	—	—	6
Credit losses on securities for which OTTI was previously recognized	—	4	—
Reductions for securities sold/settled during the period	(21)	(22)	(17)
Credit recoveries through yield	(1)	(4)	(3)
Included as a result of loss share termination	1	—	—
Balance at end of period	$21	$42	$64

The amortized cost and estimated fair value of the securities portfolio by contractual maturity are shown in the following table. The expected life of MBS may differ from contractual maturities because borrowers have the right to prepay the underlying mortgage loans with or without prepayment penalties.

	AFS		HTM
December 31, 2016	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in millions)
Due in one year or less	$275	$275	$—	$—
Due after one year through five years	1,013	1,018	1,683	1,703
Due after five years through ten years	2,670	2,580	1,688	1,672
Due after ten years	23,375	23,053	13,309	13,171
Total debt securities	$27,333	$26,926	$16,680	$16,546

The following tables present the fair values and gross unrealized losses of investments based on the length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total
December 31, 2016	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in millions)
AFS securities:
U.S. Treasury	$2,014	$84	$—	$—	$2,014	$84
GSE	180	10	—	—	180	10
Agency MBS	14,842	342	5,138	226	19,980	568
States and political subdivisions	365	7	314	42	679	49
Total	$17,401	$443	$5,452	$268	$22,853	$711

HTM securities:
GSE	$1,762	$30	$—	$—	$1,762	$30
Agency MBS	7,717	178	305	2	8,022	180
Total	$9,479	$208	$305	$2	$9,784	$210

	Less than 12 months		12 months or more		Total
December 31, 2015	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in millions)
AFS securities:
U.S. Treasury	$1,211	$6	$—	$—	$1,211	$6
Agency MBS	12,052	199	5,576	240	17,628	439
States and political subdivisions	64	1	329	39	393	40
Total	$13,327	$206	$5,905	$279	$19,232	$485

HTM securities:
GSE	$2,307	$41	$1,743	$57	$4,050	$98
Agency MBS	3,992	21	124	1	4,116	22
Other	56	1	—	—	56	1
Total	$6,355	$63	$1,867	$58	$8,222	$121

Periodic reviews are conducted to identify and evaluate each investment with an unrealized loss for OTTI. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities. The unrealized losses on GSE securities and agency MBS were the result of increases in market interest rates compared to the date the securities were acquired rather than the credit quality of the issuers.

Cash flow modeling is used to evaluate non-agency MBS in an unrealized loss position for potential credit impairment. These models give consideration to long-term macroeconomic factors applied to current security default rates, prepayment rates and recovery rates and security-level performance. At December 31, 2016, there were no non-agency MBS with other than temporary credit impairment.

At December 31, 2016, the majority of the unrealized loss on municipal securities was the result of fair value hedge basis adjustments that are a component of amortized cost. Municipal securities in an unrealized loss position are evaluated for credit impairment through a qualitative analysis of issuer performance and the primary source of repayment. At December 31, 2016, the evaluation of municipal securities did not indicate any municipal securities with other than temporary credit impairment.